Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	138,401,404	(32,940,139)	105,461,265
- Depreciation for the year	-	(6,556,256)	(6,556,256)
- Capitalized expenses	400,981	-	400,981
Balance, December 31, 2020	138,802,385	(39,496,395)	99,305,990
- Depreciation for the year	-	(7,656,638)	(7,656,638)
- Delivery of M/V “Blessed Luck”	12,127,945	-	12,127,945
- Delivery of M/V “Good Heart”	24,673,602	-	24,673,602
- Capitalized expenses	41,920	-	41,920
Balance, December 31, 2021	175,645,852	(47,153,033)	128,492,819